Share Capital and Share Premium - Schedule of Company’s Share Capital (Parentheticals) (Details) - Number of shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Share Capital [Line Items]
Authorized Common shares (in Dollars per share)	$ 0.0001
Issue and fully paid common shares (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001